Share-based compensation - Schedule of share-based compensation (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Share-based compensation - Schedule of share-based compensation (Details) [Line Items]
Share-based compensation	$ 996,194	$ 65,424	$ 2,137,050	$ 234,691
Share options [member]
Share-based compensation - Schedule of share-based compensation (Details) [Line Items]
Share-based compensation	957,974	31,547	1,632,261	200,814
RSUs [Member]
Share-based compensation - Schedule of share-based compensation (Details) [Line Items]
Share-based compensation	$ 38,220	$ 33,877	$ 504,789	$ 33,877